[LOGO OF EATON VANCE MUTUAL FUNDS APPEARS HERE]

Investing for the 21st Century

                                       [PICTURE OF DESK WITH BONDS APPEARS HERE]


     Semiannual Report July 31, 1998

[PICTURE OF PAUL REVERE STATUE APPEARS HERE]

                                 EATON VANCE

                                  HIGH YIELD

                                  MUNICIPALS

                                     FUND

                   Global Management -- Global Distribution

[PICTURE OF BOSTON SKYLINE APPEARS HERE]

Eaton Vance High Yield Municipals Fund as of July 31, 1998
Investment Update
[PHOTO OF THOMAS M. METZOLD, PORTFOLIO MANAGER APPEARS HERE]

Investment Environment
--------------------------------------------------------------------------------
The Economy

 .    Following a period of sustained growth, the U.S. economy showed some anecdotal signs of slowing in the summer of 1998. Continued Asian and emerging market weakness resulted in slower demand for U.S. exports, while volatile financial markets somewhat restrained consumer confidence.

 .    Gross Domestic Product increased by a stronger-than-expected 5.4% in the first quarter of 1998, but slowed to a moderate 1.6% rate in the second quarter. Meanwhile, unemployment remained at a 24-year low. On the inflation front, inflation rose just 1.7% in the twelve months ended July 31, 1998.

 .    Due to supply pressures caused by a flood of municipal refundings, the municipal bond market underperformed the Treasury market during the period. The high-yield segment of the municipal market again outpaced the investment-grade sector.

Management Update
--------------------------------------------------------------------------------

 .    Management continued to maintain a highly diversified Portfolio. Efforts focused on uncovering opportunities in under-researched bonds. Recent purchases included several bonds backed by commercial real estate.

 .    The period was characterized by a continued compression in quality spreads the difference in yields between bonds of varying quality. In an adverse risk-reward climate, management took the opportunity to upgrade the overall quality of the Portfolio.

 .    As the economy showed signs of a likely slowdown, the Portfolio has begun to reduce its exposure to commodity-based, industrial development revenue bonds.

The Fund
--------------------------------------------------------------------------------
     The Past Six Months

 .    During the six months ended July 31, 1998, the Fund's Class A shares had a total return of 2.0%./1/ This return resulted from a decline in net asset value (NAV) to $11.47 per share on July 31, 1998 from $11.57 on January 31, 1998, and the reinvestment of $0.330 in tax-free income./2/ Based on the Fund's most recent dividend, and a net asset value of $11.47 per share, the Fund's distribution rate on July 31, 1998 was 5.80%./3/

 .    The Fund's Class B shares had a total return of 1.7% during the period,/1/
     the result of a decline in NAV to $11.42 per share from $11.52 per share, and the reinvestment of $0.291 in tax-free income./2/ Based on the Fund's most recent dividend, and a net asset value of $11.42, the Fund's distribution rate on July 31, 1998 was 5.12%./3/

 .    The Fund's Class C shares had a total return of 1.6% during the period,/1/
     the result of a decline in NAV to $10.58 per share from $10.68 per share, and the reinvestment of $0.266 in tax-free income./2/ Based on the Fund's most recent dividend, and a net asset value of $10.58, the Fund's distribution rate on July 31, 1998 was 5.06%./3/

 .    The SEC yields at July 31 were 5.28%, 4.63% and 4.63% for the A, B, and C shares, respectively./4/


Your Investment at Work
--------------------------------------------------------------------------------
     ABIA Development Corp.
     Austin, TX Cargoport Development

 .    These bonds financed the construction of new cargo handling facilities at
     Austin's Cargoport.

 .    In recent years, more sophisticated management of inventories has been accompanied by a sharp rise in the use of cargo facilities by freight carriers like FedEx and UPS as well as other major carriers.

 .    These non-rated bonds enjoy a dependable revenue stream from a growing business. With a very attractive yield of 9.25%, they represented our efforts to add to the Portfolio's yield through smaller, non-rated issues.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fund Information
as of July 31, 1998

Performance/5/                                      Class A    Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                              8.4%       7.7%      7.5%
Life of Fund+                                        11.6       10.6      10.7

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                              3.3%       2.7%      6.5%
Life of Fund+                                         9.8        9.5      10.7

+Inception Dates - Class A: 8/7/95; Class B: 8/7/95; Class C: 6/18/97


5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

Industrial Development Bonds                                               26.8%
Escrowed                                                                   12.7%
Housing                                                                     8.1%
Hospitals                                                                   7.6%
Nursing Homes                                                               5.5%

/1/ These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and C shares.
/2/ A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.
/3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
/4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
/5/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC return for Class C reflects 1% CDSC.
/6/ As of 7/31/98. Five largest sectors accounted for 60.7% of the Portfolio's investments. Holdings are subject to change. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance High Yield Municipals Fund as of July 31, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of July 31, 1998

Assets
--------------------------------------------------------------------------------
Investment in High Yield Municipals Portfolio,
    at value (identified cost $325,297,282)                       $ 350,588,596
Receivable for Fund shares sold                                       1,956,749
Deferred organization expenses                                           58,961
--------------------------------------------------------------------------------
Total assets                                                      $ 352,604,306
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Dividends payable                                                 $     854,742
Payable for Fund shares redeemed                                        209,762
Payable to affiliate for Trustees' fees                                     472
Other accrued expenses                                                   58,415
--------------------------------------------------------------------------------
Total liabilities                                                 $   1,123,391
--------------------------------------------------------------------------------
Net Assets                                                        $ 351,480,915
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                   $ 331,129,120
Accumulated net realized loss on investments from
    Portfolio (computed on the basis of identified cost)             (4,299,108)
Accumulated distributions in excess of net investment income           (640,411)
Net unrealized appreciation from Portfolio (computed on
    the basis of identified cost)                                    25,291,314
--------------------------------------------------------------------------------
Total                                                             $ 351,480,915
--------------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                        $ 117,608,907
Shares Outstanding                                                   10,251,182
Net Asset Value and Redemption Price Per Share
    (net assets / shares of beneficial                            $       11.47
    interest outstanding)
Maximum Offering Price Per Share
    (100 / 95.25 of $11.47)                                       $       12.04
--------------------------------------------------------------------------------


Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                        $ 217,204,513
Shares Outstanding                                                   19,019,080
Net Asset Value, Offering Price and
    Redemption Price Per Share
    (net assets / shares of beneficial
    interest outstanding)                                         $       11.42
--------------------------------------------------------------------------------


Class C Shares
--------------------------------------------------------------------------------
Net Assets                                                        $  16,667,495
Shares Outstanding                                                    1,575,175
Net Asset Value, Offering Price and
    Redemption Price Per Share
    (net assets / shares of beneficial
    interest outstanding)                                         $       10.58
--------------------------------------------------------------------------------
On sales of $25,000 or more, the offering price of Class A shares is reduced.


Statement of Operations


For the Six Months Ended
July 31, 1998
Investment Income
--------------------------------------------------------------------------------
Interest allocated from Portfolio                                  $ 10,837,265
Expenses allocated from Portfolio                                    (1,100,160)
--------------------------------------------------------------------------------
Net investment income from Portfolio                               $  9,737,105
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Trustees fees and expenses                                         $      2,907
Distribution and service fees
Class A                                                                  66,066
Class B                                                                 890,357
Class C                                                                  62,023
Transfer and dividend disbursing agent fees                             152,778
Registration fees                                                        55,500
Printing and postage                                                     16,798
Custodian fee                                                            15,762
Amortization of organization expenses                                    11,805
Legal and accounting services                                             4,522
Miscellaneous                                                             6,995
--------------------------------------------------------------------------------
Total expenses                                                     $  1,285,513
--------------------------------------------------------------------------------


Net investment income                                              $  8,451,592
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                $   (609,319)
    Financial futures contracts                                           1,812
--------------------------------------------------------------------------------
Net realized loss                                                  $   (607,507)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                                    $ (3,106,313)
    Financial futures contracts                                         880,633
--------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation)                                                 $ (2,225,680)
--------------------------------------------------------------------------------

Net realized and unrealized loss                                   $ (2,833,187)
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $  5,618,405
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance High Yield Municipals Fund as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                             Six Months Ended
Increase (Decrease)                          July 31, 1998     Year Ended
in Net Assets                                (Unaudited)       January 31, 1998
--------------------------------------------------------------------------------
From operations --
    Net investment income                       $   8,451,592     $   8,302,448
    Net realized loss                                (607,507)       (1,592,605)
    Net change in unrealized
       appreciation (depreciation)                 (2,225,680)       15,064,035
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                             $   5,618,405     $  21,773,878
--------------------------------------------------------------------------------
Distributions to shareholders --
    From net investment income
       Class A                                  $  (3,127,721)    $          --
       Class B                                     (5,028,774)       (8,302,448)
       Class C                                       (295,097)               --
    In excess of net investment income
       Class A                                        (41,091)               --
       Class B                                       (179,334)         (269,780)
       Class C                                        (15,671)               --
--------------------------------------------------------------------------------
Total distributions to shareholders             $   (8,687,688)   $  (8,572,228)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
    Proceeds from sale of shares
       Class A                                  $  23,265,989     $          --
       Class B                                     38,505,080        72,750,202
       Class C                                      8,511,423                --
    Net asset value of shares issued to
       shareholders in payment of
       distributions declared
       Class A                                      1,289,638                --
       Class B                                      1,855,610         2,871,887
       Class C                                        170,896                --
    Cost of shares
       redeemed
       Class A                                     (9,086,790)               --
       Class B                                    (12,934,411)      (20,141,026)
       Class C                                     (1,308,954)               --
--------------------------------------------------------------------------------
Net increase in net assets from Fund
    share transactions                          $  50,268,481     $  55,481,063
--------------------------------------------------------------------------------
Contributions from EV
    Traditional and EV Classic High
    Yield Municipals Funds                      $ 112,575,478     $          --
--------------------------------------------------------------------------------

Net increase in net assets                      $ 159,774,676     $  68,682,713
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                          $ 191,706,239     $ 123,023,526
--------------------------------------------------------------------------------
At end of period                                $ 351,480,915     $ 191,706,239
--------------------------------------------------------------------------------

Accumulated distributions in
excess of net investment
income included in net assets
--------------------------------------------------------------------------------
At end of period                                $    (640,411)    $    (294,661)
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance High Yield Municipals Fund as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                           Six Months Ended                      Year Ended January 31,
                                                           July 31, 1998++             ------------------------------------------
                                                           (Unaudited)                     1998           1997           1996*
                                            ------------------------------------------ -------------------------------------------
                                               Class A        Class B        Class C      Class B        Class B        Class B
----------------------------------------------------------------------------------------------------------------------------------
Net asset value- Beginning of period          $ 11.570       $ 11.520       $10.680      $ 10.620        $ 10.650        $10.000
----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                         $  0.326       $  0.280       $ 0.252      $  0.594        $  0.626        $ 0.299
Net realized and unrealized gain (loss)         (0.096)        (0.090)       (0.087)        0.916          (0.026)         0.657
----------------------------------------------------------------------------------------------------------------------------------
Total income from operations                  $  0.230       $  0.190       $ 0.165      $  1.510        $  0.600        $ 0.956
----------------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                    $ (0.326)      $ (0.280)      $(0.252)     $ (0.594)       $ (0.626)       $(0.299)
In excess of net investment income              (0.004)        (0.010)       (0.013)       (0.016)         (0.003)        (0.007)
From net realized gain                              --             --            --            --          (0.001)            --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                           $ (0.330)      $ (0.290)      $(0.265)     $ (0.610)       $ (0.630)       $(0.306)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period              $ 11.470       $ 11.420       $ 10.580     $ 11.520        $ 10.620        $10.650
----------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                 1.99%          1.66%         1.56%        14.67%           5.90%          9.40%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)     $117,609       $217,205       $16,667      $191,706        $123,024        $43,520
Ratios (As a percentage of average daily
    net assets):
    Net expenses/(2)/                             0.97%+         1.72%+        1.84%+        1.76%           1.36%          0.88%+
    Net expenses after custodian fee
       reduction/(2)/                             0.95%+         1.70%+        1.82%+        1.74%           1.32%          0.88%+
    Net investment income                         5.65%+         4.89%+        4.72%+        5.36%           5.91%          5.86%+
----------------------------------------------------------------------------------------------------------------------------------
+    The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses/(2)/                                                                                            1.73%          1.77%+
    Expenses after custodian fee reduction/(2)/                                                              1.69%          1.77%+
    Net investment income                                                                                    5.54%          4.97%+
Net investment income per share                                                                          $  0.587        $ 0.254
----------------------------------------------------------------------------------------------------------------------------------

+    Annualized.
++ Net investment income per share was computed using average shares outstanding.
* For the period from the start of business, August 7, 1995, to January 31, 1996.
/(1)/Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/Includes the Fund's share of its Portfolio's allocated expenses.


                       See notes to financial statements

Eaton Vance High Yield Municipals Fund as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Eaton Vance High Yield Municipals Fund (the Fund) is a non-diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (See Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in High Yield Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100.0% at July 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable (if any) and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $3,506,679, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (See Note 8) and may be subject to certain limitations. Such capital loss carryover will expire January 31, 2005 ($87,918) and January 31, 2006 ($3,418,761). Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintain with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

   F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   G Other -- Investment transactions are accounted for on a trade date basis.

Eaton Vance High Yield Municipals Fund as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   H Interim Financial Information -- The interim financial statements relating to July 31, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2  Distributions to Shareholders
   -----------------------------------------------------------------------------
   The net income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.


3  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follow:

                                                               Six Months Ended
                                                               July 31, 1998
    Class A                                                    (Unaudited)
   -----------------------------------------------------------------------------
    Sales                                                             2,007,698

    Issued to shareholders electing to receive payment of
      distributions in Fund shares                                      111,415

    Redemptions                                                        (784,640)

    Issued to EV Traditional High Yield Municipals
      Fund shareholders                                               8,916,709
   -----------------------------------------------------------------------------
    Net increase                                                     10,251,182
   -----------------------------------------------------------------------------


                                            Six Months Ended
                                            July 31, 1998      Year Ended
    Class B                                 (Unaudited)        January 31, 1998
   -----------------------------------------------------------------------------
    Sales                                          3,336,791          6,630,440

    Issued to shareholders electing to
     receive payments of distributions
      in Fund shares                                 160,695            261,353

    Redemptions                                   (1,121,259)        (1,832,927)
   -----------------------------------------------------------------------------
    Net increase                                   2,376,227          5,058,866
   -----------------------------------------------------------------------------


                                                               Six Months Ended
                                                               July 31, 1998
    Class C                                                    (Unaudited)
   -----------------------------------------------------------------------------
    Sales                                                               796,469

    Issued to shareholders electing to receive payment of
      distributions in Fund shares                                       15,997

    Redemptions                                                        (122,201)

    Issued to EV Classic High Yield Municipals
      Fund shareholders                                                 884,910
   -----------------------------------------------------------------------------
    Net increase                                                      1,575,175
   -----------------------------------------------------------------------------


4  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of EVM and BMR. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $34,671 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 1998.

Eaton Vance High Yield Municipals Fund as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


5  Distribution and Service Plans
   -----------------------------------------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan) (collectively, the Plans). The Plans requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $767,548 and $46,517 for Class B and Class C shares, respectively, to EVD for the six months ended July 31, 1998, representing 0.75% and 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At July 31, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $8,499,000 and $936,000 for Class B and Class C shares, respectively.

   In addition, the Plans authorizes the Fund to make payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended July 31, 1998 amounted to $66,066, $122,809, and $15,506 for Class A, Class B, and Class C shares respectively.


6  Contingent Deferred Sales Charge
   -----------------------------------------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (See Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $327,000 and $10,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended July 31, 1998.


7  Investment Transactions
   -----------------------------------------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended July 31, 1998 aggregated $71,539,613 and $30,926,640, respectively.


8  Transfer of Net Assets
   -----------------------------------------------------------------------------
   On February 1, 1998, EV Marathon High Yield Municipals Fund acquired the net assets of the EV Traditional High Yield Municipals Fund and EV Classic High Yield Municipals Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon High Yield Municipals Fund, at the closing, issued 8,916,709 Class A shares and 884,910 Class C shares of the Fund having an aggregate value of $103,128,404 and $9,447,074, respectively. As a result, the Fund issued one Class A share and one Class C share for each share of EV Traditional High Yield Municipals Fund

Eaton Vance High Yield Municipals Fund as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   and EV Classic High Yield Municipals Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional High Yield Municipals Fund's and EV Classic High Yield Municipals Fund's net assets at February 1, 1998 were $103,128,404 and $9,447,074, respectively, including $9,165,643 and $297,279 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance High Yield Municipals Fund (formerly "EV Marathon High Yield Municipals Fund") were $304,281,717 with a net asset value of $11.57, $11.52 and $10.68 for Class A, Class B and Class C shares, respectively.


9  Name Change
   -----------------------------------------------------------------------------
   On February 1, 1998, EV Marathon High Yield Municipals Fund changed its name to Eaton Vance High Yield Municipals Fund.

High Yield Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


                                                    Principal
                                                    Amount
Security                                            (000's Omitted)   Value
--------------------------------------------------------------------------------

Assisted Living -- 5.4%
--------------------------------------------------------------------------------
Arizona HFA, (Care Institute, Inc.-Mesa),
7.625%, 1/1/26                                      $      2,500   $  2,608,150
Chester, PA, IDA, (Senior Life-Choice of
Kimberton), (AMT), 8.50%, 9/1/25                           1,000      1,145,890
Chester, PA, IDA, (Senior Life-Choice of
Paoli L.P.), (AMT), 8.05%, 1/1/24                          2,000      2,237,520
Delaware, PA, IDA, (Glen Riddle), (AMT),
8.625%, 9/1/25                                             1,600      1,844,720
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/13                                       1,000        273,420
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/13                                       1,000        261,400
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/14                                       1,000        249,900
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/14                                       1,000        238,910
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/15                                       1,000        228,770
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/15                                       1,000        218,720
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/16                                       1,000        209,110
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/16                                       1,000        199,920
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/17                                       1,000        191,140
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/17                                       1,000        182,740
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/18                                       1,000        175,040
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/18                                       1,000        167,360
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/19                                       1,000        160,010
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/19                                       1,000        152,990
Illinois Development Finance Authority,
(Care Institute, Inc.), 7.80%, 6/1/25                      3,740      4,107,530
New Jersey EDA, (Chelsea at East
Brunswick), (AMT), 8.25%, 10/1/20                          3,500      3,892,560
--------------------------------------------------------------------------------
                                                                   $ 18,745,800
--------------------------------------------------------------------------------

Cogeneration -- 4.2%
--------------------------------------------------------------------------------
Maryland Energy Cogeneration, (AES Warrior
Run), (AMT), 7.40%, 9/1/19                          $      3,500   $  3,878,105
Palm Beach County, FL, (Okeelanta Power),
(AMT), 6.85%, 2/15/21/(1)/                                 3,500      2,800,000
Palm Beach County, FL, (Osceola Power),
(AMT), 6.95%, 1/1/22/(1)/                                  4,000      3,160,000
Pennsylvania EDA, (Northampton Generating
Subordinated), (AMT), 6.875%, 1/1/11                       1,000      1,057,820
Pennsylvania EDA, (Northampton
Generating), (AMT), 6.60%, 1/1/19                          3,500      3,745,525
--------------------------------------------------------------------------------
                                                                   $ 14,641,450
--------------------------------------------------------------------------------

Colleges and Universities -- 0.6%
--------------------------------------------------------------------------------
New Hampshire HEFA, (Colby-Sawyer
College), 7.50%, 6/1/26                             $      2,000   $  2,201,020
--------------------------------------------------------------------------------
                                                                   $  2,201,020
--------------------------------------------------------------------------------

Education -- 0.8%
--------------------------------------------------------------------------------
New Hampshire HEFA, (Franklin Pierce Law
Center), 5.50%, 7/1/28/(2)/                         $      3,000   $  2,956,500
--------------------------------------------------------------------------------
                                                                   $  2,956,500
--------------------------------------------------------------------------------

Electric Utilities -- 3.4%
--------------------------------------------------------------------------------
Intermountain Power Agency, UT, Variable
Rate, 7/1/11/(3)/                                   $      3,500   $  3,806,250
Long Island, NY, Power Authority, (RITES),
6.19%, 12/1/29/(3)/                                        5,000      5,173,799
New York State Energy, Research and
Development Authority, (Long Island
Lighting Co.), (AMT), 7.15%, 9/1/19                        2,500      2,737,475
--------------------------------------------------------------------------------
                                                                   $ 11,717,524
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 12.7%
--------------------------------------------------------------------------------
Colorado HFA, (Liberty Heights), Escrowed
to Maturity, 0.00%, 7/15/20                         $      8,410   $  2,566,227
Colorado HFA, (Liberty Heights), Escrowed
to Maturity, 0.00%, 7/15/24                               19,115      4,698,467
Colorado HFA, (Liberty Heights), Escrowed
to Maturity, 0.00%, 7/15/22                               13,445      3,682,182
Cuyahoga County, OH, (Judson Retirement
Community), Prerefunded to 11/15/99,
8.875%, 11/15/19                                           1,500      1,637,790
Dawson Ridge, CO, Metropolitan District #1,
Escrowed to Maturity, 0.00%, 10/1/22                      10,000      2,589,300
Dawson Ridge, CO, Metropolitan District #1,
Escrowed to Maturity, 0.00%, 10/1/22                       3,500        906,255


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                    Principal
                                                    Amount
Security                                            (000's Omitted)   Value
--------------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
--------------------------------------------------------------------------------
Greene County, OH, IDA, (Fairview Extended
Care), Prerefunded to 1/1/01,
10.125%, 1/1/11                                     $     1,175    $  1,358,089
Illinois Development Finance Authority,
(Regency Park), Escrowed to Maturity,
0.00%, 7/15/25                                            3,295         757,290
Maricopa County, AZ, IDA, (Place Five and
The Greenery), Escrowed to Maturity,
6.625%, 1/1/27                                            2,500       2,904,925
Maricopa County, AZ, IDA, (Place Five and
The Greenery), Escrowed to Maturity,
8.625%, 1/1/11                                            1,725       2,267,133
Massachusetts HEFA (Milford-Whitinsville
Hospital), Prerefunded to 7/15/02,
7.75%, 7/15/17                                            3,000       3,437,010
Massachusetts HEFA, (Fairview Extended
Care), Prerefunded to 1/1/01, 10.125%, 1/1/11             1,730       1,997,112
Montgomery County, PA, (United Hospitals),
Prerefunded to 11/1/99, 8.375%, 11/1/11                   1,000       1,075,710
Montgomery County, PA, (United Hospitals),
Prerefunded to 11/1/99, 7.50%, 11/1/15                    1,000       1,046,020
Saint Tammany, LA, Public Finance,
(Christwood), Prerefunded to 5/15/05,
9.00%, 11/15/25                                           3,955       5,151,822
San Joaquin Hills, CA, Toll Road Bonds,
Escrowed to Maturity, 0.00%, 1/1/25                      10,000       2,589,900
San Joaquin Hills, CA, Transportation
Corridor Agency, Toll Road Bonds, 0.00%, 1/1/26          10,000       2,460,800
Scranton-Lackawanna, PA, Health and
Welfare Authority, (Moses Taylor
Hospital), Prerefunded to 9/1/01, 8.50%, 7/1/20           1,500       1,709,175
Wilkins Area, PA, IDA, (Fairview Extended
Care), Prerefunded to 1/1/01, 10.25%, 1/1/21              1,250       1,460,038
--------------------------------------------------------------------------------
                                                                   $ 44,295,245
--------------------------------------------------------------------------------

Gas Utilities -- 0.7%
--------------------------------------------------------------------------------
Southern California Public Power
Authority, Variable Rate, 7/1/12/(3)/               $     2,000    $  2,277,500
--------------------------------------------------------------------------------
                                                                   $  2,277,500
--------------------------------------------------------------------------------

Hospitals -- 7.6%
--------------------------------------------------------------------------------
Colorado HFA, (Rocky Mountain Adventist),
(RITES), 8.509%, 2/1/22/(3)/                        $     5,000    $  5,722,749
Hidalgo County, TX, (Health Services
Corp., Mission Hospital, Inc.), 6.875%,
8/15/26/(4)/                                              2,500       2,750,250
Louisiana PFA, (General Health Systems),
6.80%, 11/1/16/(4)/                                       3,000       3,320,280
New Hampshire HEFA, (Littleton Hospital
Assn.), 6.00%, 5/1/28                                     1,000       1,008,700
New Hampshire HEFA, (Monadnock Community
Hospital), 5.70%, 10/1/20                                 2,580       2,599,918
Philadelphia, PA, (Graduate Health
System), 7.00%, 7/1/05/(5)/                               3,170       1,587,156
Philadelphia, PA, HEFA, 6.625%, 7/1/21/(5)/               2,205       1,105,014
Prince George's, MD, (Greater Southeast
Healthcare System), 6.375%, 1/1/23/(4)/                   2,650       2,529,558
San Bernadino, CA, (San Bernadino
Community Hospital), 7.875%, 12/1/08                      1,000       1,047,760
San Bernadino, CA, (San Bernadino
Community Hospital), 7.875%, 12/1/19                      1,325       1,386,533
San Gorgonio, CA, (Memorial Health Care
District), 5.75%, 5/1/20                                  1,785       1,741,571
Wells County, IN, (Caylor-Nickel Medical
Center), 8.75%, 4/15/12                                   1,500       1,736,070
--------------------------------------------------------------------------------
                                                                   $ 26,535,559
--------------------------------------------------------------------------------

Housing -- 8.1%
--------------------------------------------------------------------------------
Atlanta, GA, Urban Residential Finance
Authority, (John Hope), 7.25%, 6/1/07               $     2,000    $  2,004,880
Colorado HFA, Single Family Housing,
(AMT), 7.65%, 12/1/25                                     4,040       4,542,132
Cuyahoga County, OH, (Rolling Hills
Apartment), (AMT), 8.00%, 1/1/28                          2,440       2,454,225
Florence, KY, Housing Facilities, (Blue
Grass Housing), 7.625%, 5/1/27                            2,430       2,660,753
Lucas County, OH (Country Creek), (AMT),
8.00%, 7/1/26                                             3,750       3,737,138
Maricopa County, AZ, IDA, Multifamily,
(National Health Facilities II),
6.625%, 7/1/33                                            1,500       1,500,480
Maricopa County, AZ, IDA, (National Health
Facilities II), 6.375%, 1/1/19                            4,500       4,501,485
Minneapolis, MN, Community Development,
Multifamily (Lindsay Brothers),
9.50%, 12/1/07                                            1,760       1,971,235
North Little Rock, AR, Residential Housing
Facilities, (Parkstone Place), 9.75%, 8/1/21              4,665       4,896,571
--------------------------------------------------------------------------------
                                                                   $ 28,268,899
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 26.8%
--------------------------------------------------------------------------------
ABIA Development Corp., Austin Cargoport
Development, L.L.C., (AMT), 9.25%, 10/1/21          $      2,815   $  3,228,355
Apache County, AZ, IDA, (Tuscon Electric
Power Co.), 5.85%, 3/1/28                                 10,000     10,010,799


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                    Principal
                                                    Amount
Security                                            (000's Omitted)   Value
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue (continued)
--------------------------------------------------------------------------------
Camden County, NJ, (Holt Hauling), (AMT),
9.875%, 1/1/21                                      $     2,000    $  2,538,000
Carbon County, UT, (Laidlaw Environmental
Services Inc.), 7.45%, 7/1/17                             3,900       4,301,076
Clark County, NV, (Nevada Power), (RITES),
(AMT), 6.967%, 10/1/30                                    5,000       5,148,350
College Park, GA (Airport Parking
Venture), 7.00%, 5/15/16                                  3,860       3,898,523
Effingham County, GA, Solid Waste
Disposal, (Fort James), (AMT), 5.625%, 7/1/18/(2)/        4,000       4,000,000
Florence County, SC, (Stone Container
Co.), 7.375%, 2/1/07                                      1,735       1,868,751
Hancock County, KY, (Southwire Co.),
(AMT), 7.75%, 7/1/26                                      2,700       2,923,236
Iowa Finance Authority, Commercial
Development Revenue, (Southbridge Mall),
6.375%, 12/1/13                                           3,715       3,766,639
Kansas City, IDA, (Airline Cargo
Facilities), 8.50%, 1/1/17                                4,030       4,569,214
Kimball, NE, EDA, (Clean Harbors, Inc.)
(AMT), 10.75%, 9/1/26                                     3,000       3,294,870
Michigan Strategic Fund, (Crown Paper),
(AMT), 6.50%, 8/1/21                                      1,200       1,228,884
Michigan Strategic Fund, (S.D. Warren
Co.), (AMT), 7.375%, 1/15/22                              3,500       3,888,430
Morgantown, KY, (IMCO Recycling, Inc).,
7.45%, 5/1/22                                             3,400       3,619,504
New Albany, IN, IDA, (K-Mart Co.),
7.40%, 6/1/06                                             1,095       1,179,742
New Hampshire Business Finance Authority,
(Crown Paper Co.), (AMT), 7.875%, 7/1/26                  2,750       3,106,345
New Hampshire, (Public Service Co. of NH),
7.65%, 5/1/21                                             3,420       3,644,352
New Jersey EDA, (Holt Hauling),
7.90%, 3/1/27                                             4,000       4,562,880
New Jersey EDA, (Holt Hauling),
8.95%, 12/15/18                                             500         559,120
Ohio Solid Waste Revenue, (Republic
Engineered Steels, Inc.), (AMT), 9.00%, 6/1/21            4,000       4,303,520
Perry County, KY, (TJ International,
Inc.), (AMT), 6.55%, 4/15/27                              2,000       2,202,140
Philadelphia, PA, IDA, (Refrigerated
Enterprises), (AMT), 9.05%, 12/1/19                         500         567,020
Riverdale Village, IL, (ACME Metals,
Inc.), (AMT), 7.95%, 4/1/25                               3,345       3,402,099
Robbins, IL, Resource Recovery, (AMT),
8.375%, 10/15/16/(4)/                                     3,500       3,641,505
Robbins, IL, Resources Recovery, (AMT),
8.375%, 10/15/10                                          1,500       1,560,645
Skowhegan, ME, (S. D. Warren Co.), (AMT),
6.65%, 10/15/15                                           3,000       3,209,430
West Feliciana Parish, LA, (Gulf States),
5.80%, 12/1/15                                            3,000       3,033,240
--------------------------------------------------------------------------------
                                                                   $ 93,256,669
--------------------------------------------------------------------------------

Insured-Housing -- 1.6%
--------------------------------------------------------------------------------
Alaska State Housing Finance Corp.,
(MBIA), (AMT), 5.75%, 6/1/24/(4)/                   $     5,250    $  5,426,294
--------------------------------------------------------------------------------
                                                                   $  5,426,294
--------------------------------------------------------------------------------

Insured-Life Care -- 0.6%
--------------------------------------------------------------------------------
Hancock, MI HFA, (Portage Health), (MBIA),
5.45%, 8/1/47                                       $     2,200    $  2,222,814
--------------------------------------------------------------------------------
                                                                   $  2,222,814
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 0.9%
--------------------------------------------------------------------------------
Detroit, MI, Sewer Revenue, (FGIC),
Variable Rate, 7/1/23/(3)/                          $     3,000    $  3,240,000
--------------------------------------------------------------------------------
                                                                   $  3,240,000
--------------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 2.1%
--------------------------------------------------------------------------------
Hardeman County, TN, (Correctional
Facilities Corp.), 7.75%, 8/1/17                    $     4,000    $  4,505,080
Los Angeles, CA, COP, (Disney Parking),
0.00%, 9/1/19                                             9,190       2,862,317
--------------------------------------------------------------------------------
                                                                   $  7,367,397
--------------------------------------------------------------------------------

Life Care -- 5.0%
--------------------------------------------------------------------------------
Delaware County, PA, (White Horse
Village), 7.30%, 7/1/14                             $     3,500    $  3,792,390
Kansas City, MO, IDA, (Kingswood United
Methodist Manor), 9.00%, 11/15/13                         3,840       4,439,194
Louisiana Housing Finance Agency, (HCC
Assisted Living Group 1), (AMT),
9.00%, 3/1/25                                             3,545       3,993,230
Massachusetts State IFA, (Sr. Living
Facilities-Forge Hill), (AMT), 6.75%, 4/1/30              5,355       5,145,298
--------------------------------------------------------------------------------
                                                                   $ 17,370,112
--------------------------------------------------------------------------------


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                    Principal
                                                    Amount
Security                                            (000's Omitted)   Value
--------------------------------------------------------------------------------

Miscellaneous -- 10.5%
--------------------------------------------------------------------------------
Atlanta, GA, Downtown Development
Authority, (Central Atlanta Hospitality
Childcare, Inc.), 8.00%, 1/1/26                     $     3,765    $  4,208,216
Colorado River Indian Tribe, 6.25%, 8/1/04                3,000       3,015,900
Little River County, AR, (Georgia-Pacific
Corp.), (AMT), 5.60%, 10/1/26                             2,500       2,504,525
Osceola County, IDA, Community Pooled
Loan-93, 7.75%, 7/1/17                                    2,000       2,169,760
Pittsfield Township, MI, (Arbor Hospice),
8.125%, 8/15/17                                           1,350       1,424,939
Santa Fe, NM, (1st Interstate Plaza),
8.00%, 7/1/13                                             3,299       3,615,923
Santa Fe, NM, (Crow Hobbs),
8.50%, 9/1/16/(4)/                                        3,300       3,691,248
Tax Exempt Securities Trust, 8.50%, 12/1/36/(6)/          2,382       2,624,083
Tax Exempt Securities Trust, 8.81%, 12/1/36/(6)/          2,000       2,286,040
Tax Exempt Securities Trust, 7.00%, 12/1/36/(6)/          1,330       1,477,271
Tax Exempt Securities Trust, 8.70%, 12/1/36/(6)/          1,000       1,135,070
Tax Exempt Securities Trust, 7.00%, 12/1/36/(6)/          1,100       1,221,803
Tax Exempt Securities Trust, 8.875%, 12/1/36/(6)/           600         687,834
Tax Exempt Securities Trust, 6.75%, 12/1/36/(6)/          2,580       2,820,404
Tax Exempt Securities Trust, 8.375%, 12/1/36/(6)/           860         957,541
Tax Exempt Securities Trust, 7.75%, 12/1/36/(6)/          2,400       2,565,192
--------------------------------------------------------------------------------
                                                                   $ 36,405,749
--------------------------------------------------------------------------------

Nursing Homes -- 5.5%
--------------------------------------------------------------------------------
Clovis, NM, IDR, (Retirement Ranches,
Inc.), 7.75%, 4/1/19                                $     3,475    $  3,826,462
Kansas City, MO, IDA, (Beverly
Enterprises), 8.00%, 12/1/02                              2,175       2,347,151
Massachusetts IFA, (Age Institute of
Massachusetts), 8.05%, 11/1/25                            2,500       2,815,150
Mississippi Business Finance Corp.,
(Magnolia Healthcare), 7.99%, 7/1/25                      1,200       1,299,888
Tarrant County Health Facilities, TX,
(3927 Foundation), 10.25%, 9/1/19                         4,500       4,765,590
Westmoreland County, PA, IDA, (Highland
Health Systems, Inc.), 9.25%, 6/1/22                      3,460       3,939,556
--------------------------------------------------------------------------------
                                                                   $ 18,993,797
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.6%
--------------------------------------------------------------------------------
Cottonwood Water and Sanitation District,
CO, 7.75%, 12/1/20                                  $     3,800    $  4,088,572
Dulles, VA, Community Development
Authority, (Dulles Town Center), 6.25%, 3/1/26      $     1,500    $  1,518,390

--------------------------------------------------------------------------------
                                                                   $  5,606,962
--------------------------------------------------------------------------------


Transportation -- 1.9%
--------------------------------------------------------------------------------
Eagle County, CO, (Airport Terminal)
(AMT), 7.50%, 5/1/21                                $      500     $    546,115
Northwest Arkansas Regional Airport
Authority, (AMT), 7.625%, 2/1/27                         5,250        6,022,484
--------------------------------------------------------------------------------
                                                                   $  6,568,599
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
     (identified cost $322,788,255)                                $348,097,890
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

At July 31, 1998, the concentration of the Portfolio's investments in various states determined as a percentage of total investments individually represent less than 10% in each state.

/(1)/ Non-income producing security.
/(2)/ When-issued security.
/(3)/ Security has been issued as an inverse floater bond.
/(4)/ Security (or a portion thereof) has been segregated to cover when-issued securities.
/(5)/ Effective July 1, 1998, the Portfolio is not accruing interest on this security.
/(6)/ Restricted security. These securities (representing 4.5% of net assets) were restricted as to public resale.


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of July 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value
     (identified cost, $322,788,255)                              $ 348,097,890
Cash                                                                  4,235,732
Receivable for investments sold                                         136,148
Interest receivable                                                   5,267,741
Deferred organization expenses                                            7,062
--------------------------------------------------------------------------------
Total assets                                                      $ 357,744,573
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for when-issued securities                                $   6,990,292
Other accrued expenses                                                   25,222
--------------------------------------------------------------------------------
Total liabilities                                                 $   7,015,514
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio         $ 350,729,059
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $ 325,419,424
Net unrealized appreciation (computed on the basis of
     identified cost)                                                25,309,635
--------------------------------------------------------------------------------
Total                                                             $ 350,729,059
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
July 31, 1998
Investment Income
--------------------------------------------------------------------------------
Interest                                                          $  10,841,829
--------------------------------------------------------------------------------
Total investment income                                           $  10,841,829
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                            $     964,207
Trustees fees and expenses                                               14,753
Custodian fee                                                            83,819
Legal and accounting services                                            31,431
Amortization of organization expenses                                       730
Miscellaneous                                                            37,468
--------------------------------------------------------------------------------
Total expenses                                                    $   1,132,408
--------------------------------------------------------------------------------
Deduct --
     Reduction of custodian fee                                   $      31,786
--------------------------------------------------------------------------------
Total expense reductions                                          $      31,786
--------------------------------------------------------------------------------

Net expenses                                                      $   1,100,622
--------------------------------------------------------------------------------

Net investment income                                             $   9,741,207
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)              $    (609,570)
     Financial futures contracts                                          1,812
--------------------------------------------------------------------------------
Net realized loss                                                 $    (607,758)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                          $  (3,107,653)
     Financial futures contracts                                        881,125
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $  (2,226,528)
--------------------------------------------------------------------------------

Net realized and unrealized loss                                  $  (2,834,286)
--------------------------------------------------------------------------------

Net increase in net assets from operations                        $   6,906,921
--------------------------------------------------------------------------------


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                            Six Months Ended
Increase (Decrease)                         July 31, 1998       Year Ended
in Net Assets                               (Unaudited)         January 31, 1998
--------------------------------------------------------------------------------
From operations --
     Net investment income                     $   9,741,207      $  15,142,576
     Net realized loss                              (607,758)        (2,433,190)
     Net change in unrealized
         appreciation (depreciation)              (2,226,528)        22,980,129
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                           $   6,906,921      $  35,689,515
--------------------------------------------------------------------------------
Capital transactions --
     Contributions                             $  71,539,613      $ 128,845,777
     Withdrawals                                 (30,926,640)       (42,026,586)
--------------------------------------------------------------------------------
Net increase in net assets from
     capital transactions                      $  40,612,973      $  86,819,191
--------------------------------------------------------------------------------

Net increase in net assets                     $  47,519,894      $ 122,508,706
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                         $ 303,209,165      $ 180,700,459
--------------------------------------------------------------------------------
At end of period                               $ 350,729,059      $ 303,209,165
--------------------------------------------------------------------------------


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                   Six Months Ended             Year Ended January 31,
                                                   July 31, 1998     ---------------------------------------------
                                                   (Unaudited)         1998             1997               1996*
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------
Net expenses                                            0.69%+           0.68%           0.34 %             0.06%+
Net expenses after custodian fee reduction              0.67%+           0.66%           0.30 %             0.06%+
Net investment income                                   5.91%+           6.43%           6.96 %             6.95%+
Portfolio Turnover                                        11%               8%             41 %               32%
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $350,729         $303,209        $180,700            $72,077
------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses                                                                                 0.71%              0.71%+
Expenses after custodian fee reduction                                                   0.67%              0.71%+
Net investment income                                                                    6.59%              6.30%+
------------------------------------------------------------------------------------------------------------------

+  Annualized.
* For the period from the start of business, August 7, 1995, to January 31, 1996.


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1    Significant Accounting Policies
     ---------------------------------------------------------------------------
     High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

     A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

     C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of the income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

     D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

     E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated futures changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

     G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on when-issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

     H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

High Yield Municipals Portfolio as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


     I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     J Other -- Investment transactions are accounted for on a trade date basis.

     K Interim Financial Information -- The interim financial statements relating to July 31, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    Investment Adviser Fee and Other Transactions with Affiliates
     ---------------------------------------------------------------------------
     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 1998, the fee was equivalent to 0.59 % of the Portfolio's average net assets for such period and amounted to $964,207. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 1998, no significant amounts have been deferred.

3    Investments
     ---------------------------------------------------------------------------
     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $86,778,559 and $36,706,053, respectively, for the six months ended July 31, 1998.

4    Federal Income Tax Basis of Investments
     ---------------------------------------------------------------------------
     The cost and unrealized appreciation/depreciation in value of the investments owned at July 31, 1998, as computed on a federal income tax basis, were as follows:

     Aggregate cost                                               $ 322,788,255
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                   28,930,176

     Gross unrealized depreciation                                   (3,620,541)
     ---------------------------------------------------------------------------

     Net unrealized appreciation                                  $  25,309,635
     ---------------------------------------------------------------------------

5    Line of Credit
     ---------------------------------------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 1998, the Portfolio had no balance outstanding pursuant to the line of credit.

6    Financial Instruments
     ---------------------------------------------------------------------------
     The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 1998, the Portfolio had no open futures contracts.

Eaton Vance High Yield Municipals Fund as of July 31, 1998

INVESTMENT MANAGEMENT


Eaton Vance High Yield Municipals Fund


Officers
Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant


High Yield Municipals Portfolio

Officers
Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Thomas Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

Investment Adviser of
High Yield Municipals Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110


Administrator of
Eaton Vance High Yield Municipals Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123





Eaton Vance High Yield Municipals Fund
24 Federal Street
Boston, MA 02110

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sale charges and expenses. Please read the prospectus carefully before you invest or send money.

                                                                    HYSRC - 9/98